Stock-Based Compensation - Summary of fair value of stock options granted to grantees (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		6 years 10 days	6 years 10 days	6 years 10 days
Expected volatility	0.00%	82.90%	82.30%	83.30%
Risk-free interest rate	0.00%	0.60%	0.90%	0.70%
Dividend yield	0.00%	0.00%	0.00%	0.00%